WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Equity Classified Warrants [Member]	Mar. 31, 2013 Equity Classified Warrants [Member]	Jan. 31, 2013 Equity Classified Warrants [Member]	Sep. 30, 2013 Equity Classified Warrants [Member]	Sep. 30, 2012 Equity Classified Warrants [Member]	Sep. 30, 2013 Equity Classified Warrants [Member]	Sep. 30, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Financing December 2012 [Member] Equity Classified Warrants [Member]
Warrants Exercised			325,670	305,670
Proceeds from Warrant Exercises			$ 404,000	$ 459,000
Warrants Exercised on Cashless Basis			1,000,000	78,333	78,333
Shares Issued During Period Upon Exercise of Warrants			537,722	37,301	37,301
Share-based Compensation Expense Recognized for Warrants Issued to Consultants					14,000	851,000				0	6,000	2,000	8,000
Common Stock Purchase Warrants Issued Shares						1,936,785	3,600,024	686,420	776,204
Share-based Compensation Arrangement, Warrants Issued to Placement Agent							266,668							18,410
Share-based Compensation Arrangement, Warrants Issued to Investors							3,333,356							71,374
Warrants Weighted Average Fair Value					$ 1.31	$ 1.18	$ 1.75							$ 3.00
Derivative, Gain on Derivative	300,000		1,100,000			580,000
Derivative, Loss on Derivative		300,000		1,000,000	50,000
Proceeds From Options and Warrant Exercises				$ 494,000	$ 700,000
Share-based Compensation Arrangement Warrants Issued to Consultants (in shares)					18,000	466,667
Class of Warrant or Right, Outstanding (in shares)	10,266,597		10,266,597											6,974,369	296,366
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)															$ 3.00